Investments in Unconsolidated Real Estate Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Schedule of Equity Method Investments
Our investments in unconsolidated real estate entities consist of ownership interests in stabilized properties and preferred equity investments as follows as of March 31, 2022 and December 31, 2021 (in thousands):

			Balance at
Property / Development	Location	% Owned	March 31, 2022	December 31, 2021
Stabilized Assets
3800 Main	Houston, TX	50.0%	$10,227	$10,347
Alpha Mill (1)	Charlotte, NC	57.2%	21,876	22,034
Cottonwood Bayview (1)	St. Petersburg, FL	71.0%	31,450	31,399
Cottonwood Ridgeview (1)	Plano, TX	90.5%	3,881	34,352
Fox Point (1)	Salt Lake City, UT	52.8%	15,742	16,056
Toscana at Valley Ridge (1)	Lewisville, TX	58.6%	9,625	9,370
Melrose Phase II (1)	Nashville, TN	79.8%	6,945	15,523
Preferred Equity Investments
Lector85	Ybor City, FL		13,425	13,010
Vernon Boulevard	Queens, NY		18,658	18,079
Riverfront	West Sacramento, CA		17,569	16,884
Other			3,198	3,679

Total			$152,596	$190,733

(1)	We account for our tenant-in-common interests in these properties as equity method investments.

Our investments in unconsolidated real estate entities consist of ownership interests in stabilized properties and preferred equity investments as follows as of December 31, 2021 and 2020 (in thousands):

			Balance at December 31,
Property / Development	Location	% Owned	2021	2020
Stabilized Properties
3800 Main	Houston, TX	50.0%	$10,347	$—
Alpha Mill (1)	Charlotte, NC	57.2%	22,034	—
Cottonwood Bayview (1)	St. Petersburg, FL	71.0%	31,399	—
Cottonwood Ridgeview (1)	Plano, TX	90.5%	34,352	—
Fox Point (1)	Salt Lake City, UT	52.8%	16,056	—
Toscana at Valley Ridge (1)	Lewisville, TX	58.6%	9,370	—
Melrose Phase II (1)	Nashville, TN	79.8%	15,523	—
Preferred Equity Investments
Lector85	Ybor City, FL		13,010	11,396
Vernon Boulevard	Queens, NY		18,079	15,886
Riverfront	West Sacramento, CA		16,884	2,718
Other			3,679	—

Total			$190,733	$30,000

(1)	We account for our tenant in common interests in these properties as equity method investments. Refer to Note 2.

For the Period Held as Equity Method Investments
Operating data:
Total revenues	$23,514
Total operating expenses	9,941
Total other expenses	(24,672)
Net loss	(11,099)

December 31, 2021
Balance sheet data:
Real estate assets	$440,853
Cash and cash equivalents	6,361
Total assets	452,972
Mortgage notes, net	250,224
Total liabilities	255,768